UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

WESTERN ASSET HIGH INCOME FUND INC.

FORM N-Q

September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited)

September 30, 2007

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 89.2%
Aerospace & Defense — 1.8%
90,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$89,325
	DRS Technologies Inc., Senior Subordinated Notes:
85,000	6.625% due 2/1/16	84,362
130,000	7.625% due 2/1/18	133,250
	Hawker Beechcraft Acquisition Co.:
250,000	Senior Notes, 8.875% due 4/1/15 (a)	252,500
165,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	169,125
6,632	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (c)(d)	0
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	256,875
	Total Aerospace & Defense	985,437
Airlines — 1.8%
	Continental Airlines Inc.:
40,000	Notes, 8.750% due 12/1/11	38,600
	Pass-Through Certificates:
8,087	6.541% due 9/15/08	8,006
70,876	8.312% due 4/2/11	69,365
65,000	7.339% due 4/19/14	60,925
350,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	367,500
	Delta Air Lines Inc., Pass-Through Certificates:
258,000	7.111% due 9/18/11	261,798
90,000	7.711% due 9/18/11	88,315
99,570	6.619% due 3/18/12	99,446
	Total Airlines	993,955
Auto Components — 1.5%
250,000	Allison Transmission, Term Loan B, 8.540% due 8/7/14 (a)	243,125
165,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	135,300
520,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	460,200
	Total Auto Components	838,625
Automobiles — 2.1%
	Ford Motor Co.:
	Debentures:
100,000	8.875% due 1/15/22	86,500
125,000	8.900% due 1/15/32	103,750
110,000	Notes, 7.450% due 7/16/31	86,900
	General Motors Corp.:
120,000	Notes, 7.200% due 1/15/11	114,900
	Senior Debentures:
75,000	8.250% due 7/15/23	66,000
750,000	8.375% due 7/15/33	660,937
	Total Automobiles	1,118,987
Building Products — 1.6%
	Ainsworth Lumber Co., Ltd., Senior Notes:
60,000	7.250% due 10/1/12	41,400
25,000	6.750% due 3/15/14	16,250
	Associated Materials Inc.:
325,000	Senior Discount Notes, step bond to yield 13.514% due 3/1/14	206,375
180,000	Senior Subordinated Notes, 9.750% due 4/15/12	183,600
135,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	117,788

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Building Products — 1.6% (continued)
455,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.357% due 3/1/14	$282,100
	Total Building Products	847,513
Capital Markets — 0.3%
160,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	150,400
Chemicals — 1.9%
250,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	230,000
115,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	123,050
	Lyondell Chemical Co.:
45,000	6.875% due 6/15/17	49,050
	Senior Notes:
70,000	8.000% due 9/15/14	77,350
55,000	8.250% due 9/15/16	62,287
10,000	Senior Secured Notes, 10.500% due 6/1/13	10,800
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	159,750
365,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	319,375
	Total Chemicals	1,031,662
Commercial Banks — 3.5%
310,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	316,541
500,000	First Data Corp., 7.960% due 10/15/14 (a)(c)	480,000
256,298	HSBC Bank PLC, 7.000% due 11/1/11	253,735
290,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	265,727
140,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)	131,142
	Russian Agricultural Bank:
140,000	Loan Participation Notes, 6.299% due 5/15/17 (a)	132,146
70,000	Notes, 7.175% due 5/16/13 (a)	71,477
	TuranAlem Finance BV, Bonds:
160,000	8.250% due 1/22/37 (a)	135,600
120,000	8.250% due 1/22/37	105,000
	Total Commercial Banks	1,891,368
Commercial Services & Supplies — 2.6%
255,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (f)	256,275
425,000	Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14 (f)	429,250
355,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	369,200
	Interface Inc.:
125,000	Senior Notes, 10.375% due 2/1/10	132,500
75,000	Senior Subordinated Notes, 9.500% due 2/1/14	78,750
120,000	Rental Services Corp., 9.500% due 12/1/14	115,200
	Total Commercial Services & Supplies	1,381,175
Communications Equipment — 0.4%
285,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	237,975
Consumer Finance — 3.4%
140,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	124,600
	Ford Motor Credit Co.:
100,000	Notes, 7.875% due 6/15/10	97,810
	Senior Notes:
257,000	10.944% due 6/15/11 (e)	262,421
85,000	9.875% due 8/10/11	86,162
60,000	8.110% due 1/13/12 (e)	56,745

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Consumer Finance — 3.4% (continued)
120,000	8.000% due 12/15/16	$112,438
	General Motors Acceptance Corp.:
710,000	Bonds, 8.000% due 11/1/31	698,400
420,000	Notes, 6.875% due 8/28/12	394,352
	Total Consumer Finance	1,832,928
Containers & Packaging — 2.8%
500,000	Berry Plastics Corp., Senior Term Loan, 11.970% due 6/15/14 (a)(e)	455,000
260,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	258,700
385,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	397,512
50,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	50,625
85,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	88,400
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)	625
60,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	59,250
210,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	211,050
	Total Containers & Packaging	1,521,162
Diversified Consumer Services — 0.5%
125,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	128,750
	Service Corp. International:
60,000	7.500% due 4/1/27	56,400
30,000	Debentures, 7.875% due 2/1/13	31,090
55,000	Senior Notes, 7.625% due 10/1/18	57,337
	Total Diversified Consumer Services	273,577
Diversified Financial Services — 2.9%
200,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	183,500
110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	107,800
100,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	103,229
50,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 10.058% due 11/15/14 (e)	51,750
170,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	171,912
120,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	113,400
140,000	Residential Capital Corp., Notes, 6.375% due 6/30/10	116,268
	Residential Capital LLC:
10,000	9.190% due 4/17/09 (a)(e)	7,013
170,000	Senior Notes, 7.500% due 6/1/12	137,827
85,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	83,300
100,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	99,560
50,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	46,875
185,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.056% due 10/1/15	139,213
205,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	199,875
	Total Diversified Financial Services	1,561,522
Diversified Telecommunication Services — 6.2%
	Axtel SAB de CV:
10,000	7.625% due 2/1/17	9,875
250,000	Senior Notes, 7.625% due 2/1/17 (a)	246,875
75,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	72,750
25,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	22,000
	Citizens Communications Co.:

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Diversified Telecommunication Services — 6.2% (continued)
15,000	7.050% due 10/1/46	$12,338
200,000	Senior Notes, 7.875% due 1/15/27	196,000
	Hawaiian Telcom Communications Inc.:
25,000	Senior Notes, 10.860% due 5/1/13 (e)	25,438
40,000	Senior Subordinated Notes, 12.500% due 5/1/15	43,400
	Intelsat Bermuda Ltd.:
160,000	9.250% due 6/15/16	166,800
265,000	Senior Notes, 11.250% due 6/15/16	285,206
	Intelsat Corp.:
15,000	9.000% due 6/15/16	15,525
65,000	Senior Notes, 9.000% due 8/15/14	67,275
	Level 3 Financing Inc.:
180,000	9.250% due 11/1/14	178,200
150,000	9.150% due 2/15/15 (e)	143,625
195,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	206,700
110,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (a)	110,550
105,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	106,837
	Qwest Corp.:
170,000	Debentures, 6.875% due 9/15/33	159,800
375,000	Notes, 8.875% due 3/15/12	411,094
275,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	228,250
	Virgin Media Finance PLC, Senior Notes:
70,000	8.750% due 4/15/14	72,100
295,000	9.125% due 8/15/16	307,537
270,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	289,237
	Total Diversified Telecommunication Services	3,377,412
Electric Utilities — 0.8%
28,000	Enersis SA, Notes, 7.375% due 1/15/14	29,755
62,610	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	66,993
165,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	181,500
200,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	173,000
	Total Electric Utilities	451,248
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
75,000	Senior Notes, 9.500% due 10/15/15	70,125
115,000	Senior Secured Notes, 7.875% due 10/15/14	111,119
	Total Electronic Equipment & Instruments	181,244
Energy Equipment & Services — 0.6%
160,000	Complete Production Services Inc., 8.000% due 12/15/16	159,000
75,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	75,750
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	56,650
20,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	22,709
	Total Energy Equipment & Services	314,109
Food & Staples Retailing — 0.3%
125,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	149,535
Food Products — 0.4%
	Dole Food Co. Inc., Senior Notes:
175,000	7.250% due 6/15/10	166,250
50,000	8.875% due 3/15/11	49,000
	Total Food Products	215,250

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Gas Utilities — 0.5%
275,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$269,500
Health Care Equipment & Supplies — 0.2%
100,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	92,500
Health Care Providers & Services — 5.0%
260,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	268,450
285,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	287,137
	HCA Inc.:
125,000	Debentures, 7.500% due 12/15/23	102,618
	Notes:
235,000	6.375% due 1/15/15	200,925
5,000	7.690% due 6/15/25	4,132
	Senior Notes:
5,000	6.250% due 2/15/13	4,438
30,000	6.500% due 2/15/16	25,650
	Senior Secured Notes:
145,000	9.250% due 11/15/16 (a)	154,425
405,000	9.625% due 11/15/16 (a)(b)	433,350
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	203,500
	Tenet Healthcare Corp., Senior Notes:
125,000	6.375% due 12/1/11	110,000
50,000	6.500% due 6/1/12	42,625
200,000	7.375% due 2/1/13	170,500
325,000	9.875% due 7/1/14	299,000
	Universal Hospital Services Inc., Secured Notes:
190,000	8.500% due 6/1/15 (a)(b)	189,050
50,000	8.759% due 6/1/15 (a)(e)	50,000
210,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(b)(e)	187,950
	Total Health Care Providers & Services	2,733,750
Hotels, Restaurants & Leisure — 5.3%
125,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	123,125
210,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	148,050
	Caesars Entertainment Inc., Senior Subordinated Notes:
300,000	8.875% due 9/15/08	307,125
125,000	8.125% due 5/15/11	128,125
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	191,000
80,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)(c)	78,000
105,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	108,675
95,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	89,537
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	144,375
190,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	201,400
200,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	194,500
	MGM MIRAGE Inc.:
45,000	Notes, 6.750% due 9/1/12	44,494
	Senior Notes:
10,000	6.625% due 7/15/15	9,538
30,000	7.500% due 6/1/16	29,963
210,000	7.625% due 1/15/17	208,950
90,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	80,100

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 5.3% (continued)
225,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	$228,937
210,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	231,525
75,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	68,625
	Snoqualmie Entertainment Authority, Senior Secured Notes:
40,000	9.063% due 2/1/14 (a)(e)	39,100
40,000	9.125% due 2/1/15 (a)	39,600
	Station Casinos Inc., Senior Subordinated Notes:
175,000	6.500% due 2/1/14	154,875
5,000	6.875% due 3/1/16	4,375
30,000	6.625% due 3/15/18	25,275
	Total Hotels, Restaurants & Leisure	2,879,269
Household Durables — 1.6%
20,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	19,500
1,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(g)	0
165,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	160,462
	K Hovnanian Enterprises Inc., Senior Notes:
150,000	7.500% due 5/15/16	120,000
115,000	8.625% due 1/15/17	95,450
135,000	KB Home, 7.750% due 2/1/10	128,588
260,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	262,600
65,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.605% due 9/1/12	58,500
	Total Household Durables	845,100
Household Products — 0.2%
105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	107,888
Independent Power Producers & Energy Traders — 3.8%
50,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	49,125
	AES Corp.:
	Senior Notes:
50,000	9.500% due 6/1/09	52,250
100,000	9.375% due 9/15/10	106,000
40,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	42,200
	Dynegy Holdings Inc.:
180,000	Senior Debentures, 7.625% due 10/15/26	162,900
160,000	Senior Notes, 7.750% due 6/1/19 (a)	153,800
70,000	Dynegy Inc., 7.670% due 11/8/16	70,350
	Edison Mission Energy, Senior Notes:
25,000	7.500% due 6/15/13	25,750
150,000	7.750% due 6/15/16	156,000
120,000	7.200% due 5/15/19 (a)	118,800
120,000	7.625% due 5/15/27 (a)	116,400
89,453	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	99,069
225,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	229,500
	NRG Energy Inc., Senior Notes:
85,000	7.250% due 2/1/14	85,425
510,000	7.375% due 2/1/16	512,550
30,000	7.375% due 1/15/17	30,075
50,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	40,325
	Total Independent Power Producers & Energy Traders	2,050,519
Industrial Conglomerates — 0.0%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(d)(g)	0

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Insurance — 0.1%
50,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17	$47,750
Internet & Catalog Retail — 0.1%
60,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	57,300
IT Services — 0.7%
	SunGard Data Systems Inc.:
150,000	Senior Notes, 9.125% due 8/15/13	156,750
195,000	Senior Subordinated Notes, 10.250% due 8/15/15	204,750
	Total IT Services	361,500
Leisure Equipment & Products — 0.2%
95,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	83,125
Machinery — 0.1%
60,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	60,000
Media — 8.7%
	Affinion Group Inc.:
245,000	Senior Notes, 10.125% due 10/15/13	259,700
140,000	Senior Subordinated Notes, 11.500% due 10/15/15	147,700
45,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	48,150
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
85,000	Senior Accreting Notes, 12.125% due 1/15/15	79,900
415,000	Senior Notes, 11.750% due 5/15/14	385,950
351,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	357,142
	CCH II LLC/CCH II Capital Corp., Senior Notes:
240,000	10.250% due 9/15/10	246,600
25,000	10.250% due 10/1/13	26,188
65,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	62,644
70,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	67,463
100,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	101,500
160,000	CMP Susquehanna Corp., 9.875% due 5/15/14	149,600
	CSC Holdings Inc.:
200,000	Senior Debentures, 8.125% due 8/15/09	204,000
	Senior Notes:
70,000	8.125% due 7/15/09	71,400
50,000	7.625% due 4/1/11	50,375
105,000	6.750% due 4/15/12	101,587
110,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	103,950
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	208,406
	EchoStar DBS Corp., Senior Notes:
100,000	6.625% due 10/1/14	100,750
440,000	7.125% due 2/1/16	454,300
140,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	136,500
175,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	175,437
	ION Media Networks Inc.:
52,500	11.000% due 7/31/13 (a)	42,525
45,000	Senior Secured Notes, 11.610% due 1/15/13 (a)(e)	46,013
120,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	116,400
	R.H. Donnelley Corp.:
200,000	Senior Discount Notes, 6.875% due 1/15/13	190,000
275,000	Senior Notes, 8.875% due 1/15/16	281,531

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Media — 8.7% (continued)
	TL Acquisitions Inc.:
210,000	Senior Notes, 10.500% due 1/15/15 (a)	$208,425
150,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15 (a)	122,250
55,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	53,900
	XM Satellite Radio Inc., Senior Notes:
100,000	9.856% due 5/1/13 (e)	99,250
35,000	9.750% due 5/1/14	35,263
	Total Media	4,734,799
Metals & Mining — 3.6%
625,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	684,375
130,000	Metals USA Holdings Corp., Senior Notes, 11.360% due 7/1/12 (a)(b)(e)	121,550
265,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	283,550
170,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(e)	158,950
170,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	164,900
145,000	Tube City IMS Corp., 9.750% due 2/1/15	142,463
	Vale Overseas Ltd., Notes:
62,000	8.250% due 1/17/34	73,689
300,000	6.875% due 11/21/36	310,580
	Total Metals & Mining	1,940,057
Multiline Retail — 1.3%
	Dollar General Corp.:
190,000	Senior Notes, 10.625% due 7/15/15 (a)	179,550
180,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	157,500
	Neiman Marcus Group Inc.:
80,000	Senior Notes, 9.000% due 10/15/15 (b)	85,600
250,000	Senior Subordinated Notes, 10.375% due 10/15/15	273,750
	Total Multiline Retail	696,400
Oil, Gas & Consumable Fuels — 9.6%
245,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	250,512
	Chesapeake Energy Corp., Senior Notes:
320,000	6.625% due 1/15/16	320,000
75,000	6.500% due 8/15/17	73,313
10,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	10,402
55,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	56,925
151,371	Corral Finans AB, 10.360% due 4/15/10 (a)(b)(e)	144,559
	El Paso Corp.:
	Medium-Term Notes:
230,000	7.800% due 8/1/31	234,665
300,000	7.750% due 1/15/32	306,133
200,000	Notes, 7.875% due 6/15/12	210,172
	Enterprise Products Operating LP:
40,000	7.034% due 1/15/68	36,706
110,000	Junior Subordinated Notes, 8.375% due 8/1/66	113,228
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	250,000
	Gazprom, Loan Participation Notes:
133,000	6.510% due 3/7/22	133,860
140,000	Senior Notes, 6.510% due 3/7/22 (a)	138,936
175,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	168,875
140,000	LUKOIL International Finance BV, 6.356% due 6/7/17	133,952
	Mariner Energy Inc., Senior Notes:
85,000	7.500% due 4/15/13	82,875
45,000	8.000% due 5/15/17	44,213
110,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	111,375

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 9.6% (continued)
70,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	$72,483
95,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	100,700
	Petroplus Finance Ltd.:
75,000	6.750% due 5/1/14 (a)	72,375
100,000	Senior Note, 7.000% due 5/1/17 (a)	95,500
200,000	Petrozuata Finance Inc., 8.220% due 4/1/17 (a)	201,000
130,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13	135,200
150,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	148,500
265,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	260,362
10,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	9,750
220,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	220,550
115,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	111,263
	Whiting Petroleum Corp., Senior Subordinated Notes:
150,000	7.250% due 5/1/12	148,125
100,000	7.000% due 2/1/14	96,500
	Williams Cos. Inc.:
	Notes:
475,000	7.875% due 9/1/21	518,937
90,000	8.750% due 3/15/32	104,063
100,000	Senior Notes, 7.625% due 7/15/19	107,625
	Total Oil, Gas & Consumable Fuels	5,223,634
Paper & Forest Products — 1.9%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
145,000	6.000% due 6/20/13	102,225
60,000	8.375% due 4/1/15	43,950
	Abitibi-Consolidated Inc.:
	Debentures:
100,000	7.400% due 4/1/18	68,500
25,000	8.850% due 8/1/30	17,375
	Notes:
55,000	8.550% due 8/1/10	45,650
35,000	7.750% due 6/15/11	27,125
240,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	240,600
	NewPage Corp.:
255,000	Senior Secured Notes, 11.606% due 5/1/12 (e)	275,400
20,000	Senior Subordinated Notes, 12.000% due 5/1/13	21,550
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	193,000
	Total Paper & Forest Products	1,035,375
Personal Products — 0.1%
55,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	56,856
Pharmaceuticals — 0.7%
455,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	384,475
Real Estate Investment Trusts (REITs) — 1.0%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	4,738
335,000	Host Marriott LP, Senior Notes, 6.375% due 3/15/15	329,137
45,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	31,275
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
55,000	6.500% due 6/1/16	54,450
130,000	6.750% due 4/1/17	130,325
	Total Real Estate Investment Trusts (REITs)	549,925

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Real Estate Management & Development — 0.7%
105,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	$83,475
420,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	318,150
	Total Real Estate Management & Development	401,625
Road & Rail — 1.7%
215,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	226,287
	Hertz Corp.:
150,000	Senior Notes, 8.875% due 1/1/14	155,250
370,000	Senior Subordinated Notes, 10.500% due 1/1/16	401,450
	Kansas City Southern de Mexico, Senior Notes:
40,000	7.625% due 12/1/13 (a)	39,300
25,000	7.375% due 6/1/14 (a)	24,500
50,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	50,813
	Total Road & Rail	897,600
Semiconductors & Semiconductor Equipment — 0.3%
165,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	160,050
Software — 0.2%
125,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	110,313
Specialty Retail — 0.7%
30,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	28,800
170,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	153,850
75,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	80,250
105,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14 (a)	108,150
	Total Specialty Retail	371,050
Textiles, Apparel & Luxury Goods — 0.7%
	Levi Strauss & Co., Senior Notes:
250,000	9.750% due 1/15/15	263,750
40,000	8.875% due 4/1/16	41,400
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	100,313
	Total Textiles, Apparel & Luxury Goods	405,463
Tobacco— 0.3%
	Alliance One International Inc., Senior Notes:
35,000	8.500% due 5/15/12 (a)	34,475
100,000	11.000% due 5/15/12	106,750
	Total Tobacco	141,225
Trading Companies & Distributors — 1.3%
105,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	104,081
305,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	298,900
305,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	309,575
	Total Trading Companies & Distributors	712,556
Transportation Infrastructure — 0.6%
	Saint Acquisition Corp., Secured Notes:
115,000	13.308% due 5/15/15 (a)(e)	78,775
330,000	12.500% due 5/15/17 (a)	222,750
	Total Transportation Infrastructure	301,525
Wireless Telecommunication Services — 2.3%
60,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	61,500

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†		Security	Value
Wireless Telecommunication Services — 2.3% (continued)
20,000		Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	$21,199
		Rural Cellular Corp.:
80,000		Senior Notes, 9.875% due 2/1/10	84,000
95,000		Senior Secured Notes, 8.250% due 3/15/12	99,037
130,000		Senior Subordinated Notes, 8.621% due 6/1/13 (a)(e)	133,900
695,000		True Move Co., Ltd., 10.750% due 12/16/13 (a)	705,147
130,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16	133,575
		Total Wireless Telecommunication Services	1,238,358
		TOTAL CORPORATE BONDS & NOTES (Cost — $49,825,983)	48,304,571
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
493,850		Airplanes Pass-Through Trust, 10.875% due 3/15/19 (c)(d)(g) (Cost - $493,850)	0
CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
50,000		Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $50,000)	58,687
SOVEREIGN BONDS — 6.4%
Argentina — 0.7%
		Republic of Argentina:
409,000		Bonds, Series VII, 7.000% due 9/12/13	356,205
65,000		GDP Linked Securities, 1.330% due 12/15/35 (e)	8,531
		Total Argentina	364,736
Brazil — 1.1%
		Federative Republic of Brazil, Collective Action Securities:
190,000		8.875% due 10/14/19	237,500
63,000		8.750% due 2/4/25	80,798
225,000		8.250% due 1/20/34	283,837
		Total Brazil	602,135
Colombia — 0.3%
		Republic of Colombia:
41,000		10.375% due 1/28/33	60,127
117,000		7.375% due 9/18/37	128,817
		Total Colombia	188,944
Ecuador — 0.1%
75,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	69,563
Egypt — 0.3%
790,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (a)	144,922
Indonesia — 0.4%
		Republic of Indonesia:
342,000,000	IDR	Series FR40, 11.000% due 9/15/25	41,112
378,000,000	IDR	Series FR42, 10.250% due 7/15/27	42,698
539,000,000	IDR	Series FR43, 10.250% due 7/15/22	61,447
408,000,000	IDR	Series FR45, 9.750% due 5/15/37	43,885
		Total Indonesia	189,142

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount†	Security	Value
Mexico — 0.8%
	United Mexican States:
14,000	7.500% due 1/14/12	$15,295
	Medium-Term Notes, Series A:
148,000	5.875% due 1/15/14	152,440
177,000	6.750% due 9/27/34	192,930
52,000	6.625% due 3/3/15	55,731
	Total Mexico	416,396
Panama — 0.5%
	Republic of Panama:
78,000	9.375% due 4/1/29	104,910
159,000	6.700% due 1/26/36	164,167
	Total Panama	269,077
Peru — 0.0%
	Republic of Peru:
14,000	Bonds, 6.550% due 3/14/37	14,490
8,000	Global Bonds, 7.350% due 7/21/25	9,150
	Total Peru	23,640
Russia — 0.2%
	Russian Federation:
55,000	11.000% due 7/24/18 (a)	77,687
15,000	12.750% due 6/24/28 (a)	26,738
995	7.500% due 3/31/30 (a)	1,114
	Total Russia	105,539
Turkey — 1.1%
	Republic of Turkey:
12,000	7.000% due 6/5/20	12,150
94,000	11.875% due 1/15/30	146,111
433,000	Notes, 6.875% due 3/17/36	414,598
	Total Turkey	572,859
Uruguay — 0.1%
66,056	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	71,175
Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
12,000	8.500% due 10/8/14	12,075
386,000	5.750% due 2/26/16	328,100
16,000	7.650% due 4/21/25	14,480
	Collective Action Securities:
53,000	9.375% due 1/13/34	55,650
28,000	Notes, 10.750% due 9/19/13	31,010
	Total Venezuela	441,315
	TOTAL SOVEREIGN BONDS (Cost — $3,392,598)	3,459,443

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking Inc. (c)(d)*	0
Household Durables — 0.0%
429,302	Home Interiors & Gifts Inc. (c)(d)*	4,293

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Shares	Security	Value
Household Durables — 0.0% (continued)
3,747	Mattress Discounters Corp. (c)(d)*	$0
	Total Household Durables	4,293
	TOTAL CONSUMER DISCRETIONARY	4,293
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (c)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1,091	Applied Extrusion Technologies Inc., Class B Shares (d)*	5,455
	TOTAL COMMON STOCKS (Cost — $439,404)	9,748
CONVERTIBLE PREFERRED STOCKS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
287	Chesapeake Energy Corp., 6.250% (Cost - $72,126)	81,580
ESCROWED SHARES — 0.0%
1,000,000	Pillowtex Corp. (c)(d)* (Cost - $0)	0

Face Amount†
TERM LOANS — 1.2%
Oil, Gas & Consumable Fuels — 1.2%
123,757	Ashmore Energy International Term Loan, 8.360% due 3/30/14 (a)(e)	121,282
16,243	Ashmore Energy International, Synthetic Revolving Credit Facility, 8.260% due 3/30/14 (e)	15,918
500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (a)(e)	495,000
	TOTAL TERM LOANS (Cost — $639,672)	632,200

Shares
PREFERRED STOCKS — 0.9%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
0	ION Media Networks Inc., Series B, 12.000%	2,992
CONSUMER STAPLES — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking, Inc., Cummulative Exchange, 13.000% (c)(d)(g)*	0
FINANCIALS — 0.9%
Diversified Financial Services — 0.9%
10,700	Preferred Plus, Series FRD-1, 7.400%	187,464
14,800	Saturns, Series F 2003-5, 8.125%	277,796
803	TCR Holdings Corp., Class B Shares, 0.000% (c)(d)*	1
442	TCR Holdings Corp., Class C Shares, 0.000% (c)(d)*	1
1,165	TCR Holdings Corp., Class D Shares, 0.000% (c)(d)*	1
2,410	TCR Holdings Corp., Class E Shares, 0.000% (c)(d)*	2
	TOTAL FINANCIALS	465,265
	TOTAL PREFERRED STOCKS (Cost — $431,257)	468,257

Warrants
WARRANTS — 0.0%
250	Brown Jordan International Inc., Expires 8/15/07*	2

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Warrants	Security	Value
WARRANTS — 0.0% (continued)
1,638,480	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (c)(d)*	$2
780	Mattress Discounters Co., Expires 7/15/07 (c)(d)*	0
6,723	Pillowtex Corp., Expires 11/24/09 (c)(d)*	0
	TOTAL WARRANTS (Cost — $23,632)	4

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $55,368,522)	53,014,490

Face Amount†
SHORT-TERM INVESTMENTS — 1.6%
Sovereign Bonds — 0.2%
		Egypt Treasury Bills:
375,000	EGP	Zero coupon bond to yield 7.625% due 9/9/08	62,789
375,000	EGP	Zero coupon bond to yield 7.324% due 9/16/08	62,701
		Total Sovereign Bonds (Cost — $123,488)	125,490
		Repurchase Agreement— 1.4%
741,000		Morgan Stanley repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity - $741,303; (Fully collateralized by various U.S. government agency obligations, 0.000% due 10/26/07; Market Value - $757,340) (Cost - $741,000) (f)	741,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $864,488)	866,490
		TOTAL INVESTMENTS — 99.5% (Cost — $56,233,010#)	53,880,980
		Other Assets in Excess of Liabilities — 0.5%	247,663
		TOTAL NET ASSETS — 100.0%	$54,128,643

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.
(f)	All or a portion of this security is segregated for extended settlements.
(g)	Security is currently in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EGP - Egyptian Pound
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
OJSC - Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (formerly known as Salomon Brothers High Income Fund Inc.)(the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party  custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of

Notes to Schedule of Investments (unaudited) (continued)

investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,212,329
Gross unrealized depreciation	(3,564,359)
Net unrealized depreciation	$(2,352,030)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007